Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 9,060,238	$ 8,624,756
Less: allowance for credit losses	(7,779,173)	(7,670,556)	$ (7,770,556)
Accounts receivable, net	$ 1,281,065	$ 954,200